Consolidated statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
(being tax attributable to shareholders' and policyholders' returns)	[1]	$ 5,121	$ 3,239	$ 2,272
Movements in operating assets and liabilities:
Investments		(23,698)	(6,403)	(14,539)
Other non-investment and non-cash assets		24	124	23
Insurance and reinsurance contract assets and liabilities		22,660	7,925	12,787
Other non-insurance liabilities		(330)	(1,440)	42
Interest and dividend income and interest payments included in profit before tax		(5,482)	(5,180)	(4,378)
Other non-cash items included in profit before tax		(880)	603	584
Operating cash items:
Interest receipts		3,416	3,049	2,872
Interest payments		(61)	(75)	(75)
Dividend receipts		2,198	2,316	1,650
Tax paid		(518)	(549)	(406)
Net cash flows from operating activities	[2]	2,450	3,609	832
Cash flows from investing activities
Purchases of property, plant and equipment		(104)	(101)	(44)
Disposal of property, plant and equipment		4	0	2
Acquisition of business and intangibles		(297)	(557)	(415)
Gains (losses) on disposals of investments	[3]	1,485	0	0
Cash advanced to Mainland China joint venture	[2]	0	(174)	(176)
Disposal of Jackson shares		0	0	273
Net cash flows from investing activities		1,088	(832)	(360)
Structural borrowings of shareholder-financed operations:
Issuance (redemption) of debt, net of costs	[4]	462	0	(393)
Interest paid		(176)	(164)	(188)
Payment of principal portion of lease liabilities		(95)	(93)	(93)
Acquisition of non-controlling interests		0	(18)	0
Equity capital:
Issues of ordinary share capital		2	0	4
Share repurchases/buybacks (including costs)		(1,252)	(860)	0
External dividends:
Dividends paid to equity holders of the Company		(594)	(552)	(533)
Dividends paid to non-controlling interests		(91)	(8)	(7)
Net cash flows from financing activities		(1,744)	(1,695)	(1,210)
Net increase (decrease) in cash and cash equivalents		1,794	1,082	(738)
Cash and cash equivalents at 1 Jan		5,772	4,751	5,514
Effect of exchange rate changes on cash and cash equivalents		140	(61)	(25)
Cash and cash equivalents at 31 Dec		$ 7,706	$ 5,772	$ 4,751

[1]	Note
This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the
Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders.
These amounts are required to be included in the tax charge under IAS 12. Consequently, the profit before tax measure is not representative of pre-tax profit attributable to shareholders.

[2]	(i)Included in net cash flows from operating activities are dividends from joint ventures and associates of $180 million (2024: $148 million; 2023: $209 million). Cash advanced to the Mainland China life joint venture in 2024 of $174 million has subsequently been converted into a capital injection in 2025.The
$176 million advanced in 2023 was subsequently converted into a capital injection in 2024.

[3]	(ii)Cash flows from disposal of businesses in 2025 comprise the net proceeds from the sale of a portion of the Group’s interest in ICICI Prudential Asset
Management Company Limited during the company’s initial public offering (IPO) in December 2025, as discussed further in note D6.3 and the net proceeds from the disposal of businesses classified as held for sale at 31 December 2024. Total tax paid of $(750) million in 2025 was included in net cash flows from operating activities and net cash flows from investing activities.

[4]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, lease liabilities and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities. The changes in the carrying value of the structural borrowings of shareholder-financed businesses for the Group are analysed below:

	Balance at 1 Jan $m	Cash movements $m		Non-cash movements $m		Balance at 31 Dec $m
		Issuance of debt	Redemption of debt	Foreign exchange movement	Other movements
2025	3,925	462	–	65	7	4,459
2024	3,933	–	–	(15)	7	3,925
2023	4,261	–	(393)	58	7	3,933